Nature of Expenses (Details) - Schedule of Selling and Marketing Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Selling and Marketing Expenses [Abstract ]
Personnel costs	$ 27,952	$ 19,070	$ 13,402
Depreciation and amortization	888	750	504
Professional fees	710	1,259	523
Marketing expenses	5,075	2,843	1,761
Travel expenses	1,061	789	340
Offices & facilities expenses	459	356	436
Other expenses	770	637	486
Total selling and marketing expenses	$ 36,915	$ 25,704	$ 17,452